Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Restricted Cash and Investments [Abstract]
Cash	$ 6,233	$ 5,633	$ 4,186
Restricted cash:
Cash collateral	93	62	124
HUD and other replacement reserves	1,918	1,827	1,675
Escrow deposits	1,065	760	1,190
Restricted investments for debt obligations	317	317	317
Total restricted cash	3,393	2,966	3,306
Total cash and restricted cash	$ 9,626	$ 8,599	$ 7,492	$ 7,746	$ 7,177	$ 8,038